LEASES - Schedule of Weighted-Average Remaining Term (Details)	Sep. 30, 2025	Sep. 30, 2024
Weighted-average remaining term
Operating leases	2 years 9 months	1 year 9 months 29 days
Weighted-average discount rate
Operating leases	4.75%	4.75%